Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3:- ACQUISITION

On February 7, 2019 (the “Closing Date”), the Company, through its wholly owned subsidiary Kornit Digital North America Inc., acquired the business and certain assets of Hirsch Solutions Inc., (“Hirsch”) its distributor in North America. Under the related acquisition agreement, the total consideration of $4,715 was paid at the closing date.

In addition, the Company incurred acquisition-related costs in a total amount of $85. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition.

The main reasons for this acquisition are to improve connectivity with customers by expanding leadership position in the digital textile market as well as providing direct access to a large number of traditional screen-printing customers.

Purchase price allocation:

Under business combination accounting principles, the total purchase price was allocated to Hirsch’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

The purchase price allocation for the acquisition has been determined at the follows:

	Fair Value	Amortization period (years)
Tangible Assets
Inventory	$3,353

Intangible Assets:
Customer Relationships (*)	$890	5.9
Goodwill	472	Infinite

Total purchase price	$4,715

(*)	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using accelerated method.

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Hirsch’s installed base. In its allocation, applying the market’s participant approach, the Company determined the fair values of the acquired inventory based on estimated selling price adjusted for cost of selling efforts and a reasonable profit allowance and the acquired customer relationships based on their future expected cash flows.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations.